INVESTMENT CONTRACTS (Details) - EBP 007 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	$ 4,316,111	$ 4,342,550
Contract value of investments	573,000	642,000
Master Trust Balances
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	5,561,750	5,576,023
Master Trust Balances | Common Collective Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	14,000	34,000
Plan's Interest in Master Trust Balances
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	4,159,480	4,197,301
Plan's Interest in Master Trust Balances | Common Collective Trust
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total investments at fair value	$ 10,000	$ 23,000